CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		70 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	May 31, 2014
EXPENSES
Management and director's fees	$ 197,048	$ 312,958	$ 629,617	$ 875,647	$ 1,193,410	$ 997,836	$ 3,019,410
Stock-based compensation expense	96,900	115,979	319,319	1,166,405	1,282,384	789,277	2,390,980
Consulting fees	97,465	138,355	342,000	954,330	1,081,442	530,127	2,300,420
Professional fees	234,859	101,643	480,764	510,642	629,666	217,487	1,490,674
Financing fees	0	0	176,400	0			176,400
Office, travel and general	54,470	139,196	291,823	400,841	453,138	223,464	1,061,570
Accretion of asset retirement obligations	174,098	167,305	517,139	427,121	572,508	0	1,089,648
Oil and gas property impairment	0	0	0	0	0	44,335	879,994
Total Expenses	854,840	975,436	2,757,062	4,334,986	5,212,548	2,802,526	12,409,096
OPERATING LOSS	(854,840)	(975,436)	(2,757,062)	(4,334,986)	(5,212,548)	(2,802,526)	(12,409,096)
OTHER INCOME (EXPENSE)
Interest expense	(204,665)	0	(341,585)	0			(341,585)
Gain on acquisition of assets	0	0	0	11,766,887	11,766,787	0	11,766,787
Gain on forgiveness of accounts payable	0	28,008	0	28,008	27,987	0	33,987
NET INCOME (LOSS) before taxes	(1,059,505)	(947,428)	(3,098,647)	7,459,909	6,582,226	(2,802,526)	(949,907)
Provision for income tax	0	0	0	(3,164,790)	(2,779,849)	0	(2,779,849)
NET INCOME (LOSS)	(1,059,505)	(947,428)	(3,098,647)	4,295,119	3,802,377	(2,802,526)	(3,729,756)
Foreign currency translation	(12,626)	(6,125)	(45,710)	(38,939)	(40,529)	(2,959)	(89,198)
COMPREHENSIVE INCOME (LOSS)	$ (1,072,131)	$ (953,553)	$ (3,144,357)	$ 4,256,180	$ 3,761,848	$ (2,805,485)	$ (3,818,954)
EARNING (LOSS) PER SHARE
Basic	$ (0.05)	$ (0.05)	$ (0.16)	$ 0.23	$ 0.20	$ (0.33)
Diluted	$ (0.05)	$ (0.05)	$ (0.16)	$ 0.21	$ 0.19	$ (0.33)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic	19,588,206	19,442,842	19,538,745	18,933,752	18,926,937	8,467,594
Diluted	19,588,206	19,442,842	19,538,745	20,276,434	20,338,199	8,467,594